Fair Value of Financial Instruments (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Reconciliation of the beginning and ending balances for financial instruments that are recognized at fair value in the consolidated financial statements
Balance at the beginning of the period	$ 20,000,000		$ 33,000,000
Total gains and losses (realized/unrealized):
Included in OCI	(1,000,000)		1,000,000
Included in earnings	28,000,000		31,000,000
Included in nuclear decommissioning obligations	(6,000,000)		2,000,000
Purchases	13,000,000		(8,000,000)
Sales			(5,000,000)
Transfers into Level 3	(3,000,000)	[1]	(26,000,000)	[1]
Transfers out of Level 3	6,000,000	[1]	(8,000,000)	[1]
Balance at the end of the period	57,000,000		20,000,000
The amount of the total gains for the period included in earnings attributable to the change in unrealized gains relating to assets still held as of December 31, 2011 and 2010	3,000,000		5,000,000
Debt Securities
Reconciliation of the beginning and ending balances for financial instruments that are recognized at fair value in the consolidated financial statements
Balance at the beginning of the period	8,000,000		9,000,000
Total gains and losses (realized/unrealized):
Included in OCI	(1,000,000)		1,000,000
Included in earnings	0		3,000,000
Included in nuclear decommissioning obligations	0		0
Purchases	0		0
Sales			(5,000,000)
Transfers into Level 3	0	[1]	0	[1]
Transfers out of Level 3	0	[1]	0	[1]
Balance at the end of the period	7,000,000		8,000,000
The amount of the total gains for the period included in earnings attributable to the change in unrealized gains relating to assets still held as of December 31, 2011 and 2010	0		0
Trust Fund Investments
Reconciliation of the beginning and ending balances for financial instruments that are recognized at fair value in the consolidated financial statements
Balance at the beginning of the period	39,000,000		37,000,000
Total gains and losses (realized/unrealized):
Included in OCI	0		0
Included in earnings	0		0
Included in nuclear decommissioning obligations	(6,000,000)		2,000,000
Purchases	9,000,000		0
Sales			0
Transfers into Level 3	0	[1]	0	[1]
Transfers out of Level 3	0	[1]	0	[1]
Balance at the end of the period	42,000,000		39,000,000
The amount of the total gains for the period included in earnings attributable to the change in unrealized gains relating to assets still held as of December 31, 2011 and 2010	0		0
Derivatives
Reconciliation of the beginning and ending balances for financial instruments that are recognized at fair value in the consolidated financial statements
Balance at the beginning of the period	(27,000,000)	[2]	(13,000,000)	[2]
Total gains and losses (realized/unrealized):
Included in OCI	0	[2]	0	[2]
Included in earnings	28,000,000	[2]	28,000,000	[2]
Included in nuclear decommissioning obligations	0	[2]	0	[2]
Purchases	4,000,000	[2]	(8,000,000)	[2]
Sales			0	[2]
Transfers into Level 3	(3,000,000)	[1],[2]	(26,000,000)	[1],[2]
Transfers out of Level 3	6,000,000	[1],[2]	(8,000,000)	[1],[2]
Balance at the end of the period	8,000,000	[2]	(27,000,000)	[2]
The amount of the total gains for the period included in earnings attributable to the change in unrealized gains relating to assets still held as of December 31, 2011 and 2010	$ 3,000,000	[2]	$ 5,000,000	[2]

[1]	Transfers in/out of Level 3 are related to the availability of external broker quotes, and are valued as of the end of the reporting period. All transfers in/out are with Level 2.
[2]	Consists of derivatives assets and liabilities, net.